Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Canada - 0.9%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	95,201	$4,952,843
China - 5.7%
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	698,400	7,505,141
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	229,600	6,249,672
Tencent Holdings Ltd. (Media & Entertainment)†	232,000	17,784,498
		31,539,311
Denmark - 0.8%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	13,891	4,528,451
France - 3.3%
Schneider Electric SE (Capital Goods)†	64,822	18,490,688
Germany - 1.0%
SAP SE - Sponsored ADR (Software & Services)	26,794	5,386,666
Hong Kong - 1.9%
AIA Group Ltd. (Insurance)†	902,605	10,423,771
India - 1.1%
HDFC Bank Ltd. - ADR (Banks)	193,413	6,262,713
Japan - 5.2%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	125,400	7,155,596
Keyence Corp. (Technology Hardware & Equipment)†	13,400	4,896,464
Sony Financial Group Inc. (Financial Services)*†	5,466,100	5,496,609
Sony Group Corp. (Consumer Durables & Apparel)†	518,000	11,470,447
		29,019,116
Mexico - 0.8%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,380,500	4,381,010
Netherlands - 3.5%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	13,727	19,509,484
Singapore - 1.5%
DBS Group Holdings Ltd. (Banks)†	178,100	8,300,065
	Shares	Value
COMMON STOCKS - 97.7% (continued)
Sweden - 3.1%
Alfa Laval AB (Capital Goods)†	113,854	$6,606,445
Atlas Copco AB, Class A (Capital Goods)†	240,071	4,966,909
Epiroc AB, Class A (Capital Goods)†	205,117	5,759,522
		17,332,876
Switzerland - 2.5%
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	17,740	8,050,501
SGS SA, Reg S (Commercial & Professional Services)†	46,451	5,573,420
		13,623,921
Taiwan - 4.1%
Delta Electronics Inc. (Technology Hardware & Equipment)†	177,000	6,870,680
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	47,731	15,777,959
		22,648,639
United Kingdom - 6.4%
AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)†	28,549	5,300,263
Compass Group plc (Consumer Services)†	272,758	8,169,820
Diploma plc (Capital Goods)†	101,486	7,388,049
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,688,632	8,767,341
Shell plc (Energy)†	153,022	5,865,146
		35,490,619
United States - 55.9%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	29,261	6,525,496
Accenture plc, Class A (Software & Services)	32,168	8,480,772
Adobe Inc. (Software & Services)*	26,022	7,630,951
Alphabet Inc., Class A (Media & Entertainment)	80,963	27,365,494
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	92,699	22,182,871
AMETEK Inc. (Capital Goods)	26,996	6,046,564
Amphenol Corp., Class A (Technology Hardware & Equipment)	72,179	10,399,550
Atkore Inc. (Capital Goods)	59,410	4,126,025

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
United States - 55.9% (continued)
Booking Holdings Inc. (Consumer Services)	2,767	$13,840,091
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	31,014	10,274,938
CME Group Inc. (Financial Services)	47,032	13,595,070
CoStar Group Inc. (Real Estate Management & Development)*	74,513	4,582,550
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	28,864	6,318,041
Deere & Co. (Capital Goods)	10,397	5,489,616
Elevance Health Inc. (Health Care Equipment & Services)	17,573	6,075,689
Equifax Inc. (Commercial & Professional Services)	27,052	5,448,273
Fabrinet (Technology Hardware & Equipment)*	10,864	5,317,276
HEICO Corp. (Capital Goods)	20,959	6,935,543
Honeywell International Inc. (Capital Goods)	39,086	8,892,847
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	29,472	6,697,512
Meta Platforms Inc., Class A (Media & Entertainment)	24,415	17,493,347
Microsoft Corp. (Software & Services)	47,552	20,461,150
Netflix Inc. (Media & Entertainment)*	153,221	12,792,421
Northrop Grumman Corp. (Capital Goods)	8,494	5,880,056
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	67,447	12,891,145
Progressive Corp. (Insurance)	48,213	10,028,304
SLB Ltd. (Energy)	158,598	7,672,971
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	11,587	6,704,354
Trade Desk Inc., Class A (Media & Entertainment)*	88,133	2,673,074
Tradeweb Markets Inc., Class A (Financial Services)	90,168	9,293,616
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	26,050	12,240,895
	Shares	Value
COMMON STOCKS - 97.7% (continued)
United States - 55.9% (continued)
Visa Inc., Class A (Financial Services)	19,324	$6,219,043
		310,575,545
Total Common Stocks (Cost $344,788,098)		$542,465,718

SHORT TERM INVESTMENTS - 2.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.54% (Money Market Funds)	14,568,149	14,568,149

Total Short Term Investments (Cost $14,568,149)		$14,568,149

Total Investments — 100.3%
(Cost $359,356,247)		$557,033,867
Liabilities Less Other Assets - (0.3)%		(1,604,793)
Net Assets — 100.0%		$555,429,074

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Industry	Percentage of Net Assets
Banks	2.6%
Capital Goods	15.8
Commercial & Professional Services	2.0
Consumer Discretionary Distribution & Retail	4.0
Consumer Durables & Apparel	2.0
Consumer Services	4.0
Consumer Staples Distribution & Retail	1.7
Energy	2.5
Financial Services	6.2
Health Care Equipment & Services	2.2
Insurance	3.7
Media & Entertainment	14.0
Pharmaceuticals, Biotechnology & Life Sciences	13.0
Real Estate Management & Development	0.8
Semiconductors & Semiconductor Equipment	10.6
Software & Services	7.6
Technology Hardware & Equipment	5.0
Money Market Fund	2.6
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Canada - 4.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	2,609,413	$135,755,015
Canadian National Railway Co. (Transportation)	1,246,932	119,979,797
Manulife Financial Corp. (Insurance)	6,522,825	248,477,166
		504,211,978
China - 8.5%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	5,599,657	282,623,612
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	33,690,788	121,259,088
NetEase Inc. - ADR (Media & Entertainment)	1,020,435	131,462,641
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	16,553,000	153,851,854
SF Holding Co., Ltd., Class A (Transportation)†	22,110,600	118,718,465
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	2,410,964	65,626,023
Tencent Holdings Ltd. (Media & Entertainment)†	2,600,310	199,332,797
		1,072,874,480
Denmark - 1.9%
Coloplast A/S, Class B (Health Care Equipment & Services)†	765,038	65,305,385
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	491,617	160,266,601
Novonesis (Novozymes), Class B (Materials)†	304,642	18,606,892
		244,178,878
France - 5.3%
Air Liquide SA (Materials)†	639,573	119,711,163
Dassault Systemes SE (Software & Services)†	3,346,131	92,021,346
L'Oreal SA (Household & Personal Products)†	374,722	172,122,108
Safran SA (Capital Goods)†	351,628	125,251,363
Schneider Electric SE (Capital Goods)†	560,013	159,745,546
		668,851,526
Germany - 3.4%
Allianz SE, Reg S (Insurance)†	655,253	289,111,591
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	928,055	45,798,406
	Shares	Value
COMMON STOCKS - 97.3% (continued)
Germany - 3.4% (continued)
Symrise AG (Materials)†	1,032,610	$86,974,011
		421,884,008
Hong Kong - 3.8%
AIA Group Ltd. (Insurance)†	30,111,574	347,744,758
Techtronic Industries Co., Ltd. (Capital Goods)†	9,445,500	129,477,416
		477,222,174
India - 2.5%
HDFC Bank Ltd. - ADR (Banks)	9,566,439	309,761,295
Indonesia - 1.0%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	586,386,000	124,845,573
Ireland - 1.1%
Ryanair Holdings plc - Sponsored ADR (Transportation)	1,956,530	138,131,018
Israel - 0.7%
Nice Ltd. - Sponsored ADR (Software & Services)*	876,956	93,316,888
Japan - 12.8%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	5,056,700	288,546,261
Daifuku Co., Ltd. (Capital Goods)†	4,143,500	148,586,722
Disco Corp. (Semiconductors & Semiconductor Equipment)†	436,200	186,369,114
Keyence Corp. (Technology Hardware & Equipment)†	244,734	89,427,710
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	885,700	209,083,359
M3 Inc. (Health Care Equipment & Services)†	7,354,467	91,704,574
Obic Co., Ltd. (Software & Services)†	2,903,800	80,628,088
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	6,487,600	133,406,859
Sony Group Corp. (Consumer Durables & Apparel)†	9,180,500	203,290,420
Sysmex Corp. (Health Care Equipment & Services)†	9,289,621	88,062,431
Unicharm Corp. (Household & Personal Products)†	13,832,700	83,842,508
		1,602,948,046
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,367,324	247,053,933

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 97.3% (continued)
Mexico - 3.1% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	12,495,900	$141,268,881
		388,322,814
Netherlands - 4.8%
Adyen NV (Financial Services)*^†	81,087	120,459,271
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	336,907	478,828,710
		599,287,981
Peru - 1.7%
Credicorp Ltd. (Banks)	609,542	217,502,872
Singapore - 3.7%
DBS Group Holdings Ltd. (Banks)†	8,337,918	388,575,310
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	610,337	71,098,157
		459,673,467
South Korea - 6.0%
NAVER Corp. (Media & Entertainment)†	1,274,308	240,757,209
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	186,299	514,575,351
		755,332,560
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	10,815,688	275,438,182
Sweden - 7.4%
Alfa Laval AB (Capital Goods)†	4,170,351	241,987,075
Assa Abloy AB, Class B (Capital Goods)†	3,856,421	155,996,485
Atlas Copco AB, Class A (Capital Goods)†	5,898,819	122,042,625
Epiroc AB, Class A (Capital Goods)†	6,391,921	179,480,047
Skandinaviska Enskilda Banken AB, Class A (Banks)†	10,908,810	235,057,616
		934,563,848
Switzerland - 5.2%
Alcon AG (Health Care Equipment & Services)	1,849,063	149,737,121
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	888,520	131,969,684
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	642,259	291,460,364
	Shares	Value
COMMON STOCKS - 97.3% (continued)
Switzerland - 5.2% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	317,778	$86,854,195
		660,021,364
Taiwan - 6.8%
Delta Electronics Inc. (Technology Hardware & Equipment)†	9,014,000	349,900,038
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,530,789	506,017,612
		855,917,650
United Kingdom - 9.9%
BAE Systems plc (Capital Goods)†	10,367,097	279,582,536
Compass Group plc (Consumer Services)†	3,655,459	109,490,615
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	45,137,555	234,353,225
Rio Tinto plc (Materials)†	3,096,517	281,752,245
Shell plc (Energy)†	8,768,566	336,088,378
		1,241,266,999
United States - 1.5%
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	86,995	186,846,991

Total Common Stocks (Cost $7,027,929,925)		$12,232,400,592

SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.54% (Money Market Funds)	272,642,818	272,642,818

Total Short Term Investments (Cost $272,642,818)		$272,642,818

Total Investments — 99.5%
(Cost $7,300,572,743)		$12,505,043,410
Other Assets Less Liabilities - 0.5%		66,397,381
Net Assets — 100.0%		$12,571,440,791

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.0%
of net assets as of January 31, 2026, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	12.5%
Capital Goods	14.5
Consumer Discretionary Distribution & Retail	2.1
Consumer Durables & Apparel	2.6
Consumer Services	0.9
Consumer Staples Distribution & Retail	1.1
Energy	2.7
Financial Services	1.0
Food, Beverage & Tobacco	2.0
Health Care Equipment & Services	4.3
Household & Personal Products	2.1
Insurance	8.3
Materials	3.9
Media & Entertainment	4.5
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Semiconductors & Semiconductor Equipment	11.4
Software & Services	2.0
Technology Hardware & Equipment	7.6
Telecommunication Services	1.0
Transportation	2.9
Money Market Fund	2.2
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Canada - 5.6%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	34,191	$1,778,791
Canadian National Railway Co. (Transportation)	13,234	1,273,375
Manulife Financial Corp. (Insurance)	69,838	2,660,373
		5,712,539
Denmark - 2.6%
Coloplast A/S, Class B (Health Care Equipment & Services)†	8,569	731,469
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	5,309	1,730,728
Novonesis (Novozymes), Class B (Materials)†	3,515	214,689
		2,676,886
France - 7.9%
Air Liquide SA (Materials)†	7,138	1,336,045
Dassault Systemes SE (Software & Services)†	38,205	1,050,669
L'Oreal SA (Household & Personal Products)†	5,217	2,396,339
Safran SA (Capital Goods)†	4,210	1,499,620
Schneider Electric SE (Capital Goods)†	6,181	1,763,150
		8,045,823
Germany - 4.8%
Allianz SE, Reg S (Insurance)†	7,277	3,210,768
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	13,897	685,800
Symrise AG (Materials)†	10,971	924,058
		4,820,626
Hong Kong - 5.3%
AIA Group Ltd. (Insurance)†	343,200	3,963,459
Techtronic Industries Co., Ltd. (Capital Goods)†	102,000	1,398,200
		5,361,659
India - 0.0%^^
HDFC Bank Ltd. - ADR (Banks)	316	10,232
Ireland - 1.5%
Ryanair Holdings plc - Sponsored ADR (Transportation)	20,841	1,471,375
Israel - 0.9%
Nice Ltd. - Sponsored ADR (Software & Services)*	8,971	954,604
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Japan - 17.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	53,500	$3,052,826
Daifuku Co., Ltd. (Capital Goods)†	43,900	1,574,263
Disco Corp. (Semiconductors & Semiconductor Equipment)†	4,600	1,965,378
Keyence Corp. (Technology Hardware & Equipment)†	2,600	950,060
Lasertec Corp. (Semiconductors & Semiconductor Equipment)†	8,900	2,100,984
M3 Inc. (Health Care Equipment & Services)†	72,900	909,007
Obic Co., Ltd. (Software & Services)†	33,700	935,728
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	78,200	1,608,055
Sony Group Corp. (Consumer Durables & Apparel)†	109,300	2,420,309
Sysmex Corp. (Health Care Equipment & Services)†	103,800	983,988
Unicharm Corp. (Household & Personal Products)†	147,700	895,237
		17,395,835
Netherlands - 6.1%
Adyen NV (Financial Services)*^†	937	1,391,966
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	3,379	4,802,400
		6,194,366
Singapore - 4.8%
DBS Group Holdings Ltd. (Banks)†	86,600	4,035,854
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	6,846	797,491
		4,833,345
South Korea - 3.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	1,191	3,289,654
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	124,817	3,178,658
Sweden - 9.8%
Alfa Laval AB (Capital Goods)†	42,753	2,480,768
Assa Abloy AB, Class B (Capital Goods)†	37,340	1,510,444
Atlas Copco AB, Class A (Capital Goods)†	64,448	1,333,386

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Sweden - 9.8% (continued)
Epiroc AB, Class A (Capital Goods)†	68,826	$1,932,579
Skandinaviska Enskilda Banken AB, Class A (Banks)†	124,997	2,693,374
		9,950,551
Switzerland - 7.1%
Alcon AG (Health Care Equipment & Services)	18,800	1,522,424
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	11,067	1,643,754
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	6,881	3,122,632
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,224	881,175
		7,169,985
Taiwan - 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	11,252	3,719,461
United Kingdom - 13.4%
BAE Systems plc (Capital Goods)†	111,197	2,998,789
Compass Group plc (Consumer Services)†	45,478	1,362,186
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	508,019	2,637,624
Rio Tinto plc (Materials)†	32,251	2,934,520
Shell plc (Energy)†	95,627	3,665,266
		13,598,385
Total Common Stocks (Cost $72,682,572)		$98,383,984

SHORT TERM INVESTMENTS - 3.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.54% (Money Market Funds)	3,522,949	3,522,949

Total Short Term Investments (Cost $3,522,949)		$3,522,949

Total Investments — 100.3%
(Cost $76,205,521)		$101,906,933
Liabilities Less Other Assets - (0.3)%		(354,585)
Net Assets — 100.0%		$101,552,348

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.4%
of net assets as of January 31, 2026, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Banks	9.8%
Capital Goods	16.2
Consumer Discretionary Distribution & Retail	0.8
Consumer Durables & Apparel	2.4
Consumer Services	1.3
Consumer Staples Distribution & Retail	1.7
Energy	3.6
Financial Services	1.4
Health Care Equipment & Services	5.0
Household & Personal Products	3.3
Insurance	9.7
Materials	5.3
Pharmaceuticals, Biotechnology & Life Sciences	13.6
Semiconductors & Semiconductor Equipment	13.1
Software & Services	2.8
Technology Hardware & Equipment	4.1
Transportation	2.8
Money Market Fund	3.4
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 105.0%
Bangladesh - 0.8%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,033,836	$1,851,853
Belgium - 1.8%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	347	4,079,359
Canada - 0.8%
Kinaxis Inc. (Software & Services)*	18,950	1,913,579
China - 7.1%
Haitian International Holdings Ltd. (Capital Goods)†	548,000	1,700,126
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	820,100	3,929,450
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	77,469	1,673,853
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	737,500	2,634,354
TravelSky Technology Ltd., Class H (Consumer Services)†	2,743,000	3,734,394
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	359,199	2,544,329
		16,216,506
Finland - 1.6%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	73,026	3,637,974
France - 5.2%
Alten SA (Software & Services)†	27,310	2,669,540
IPSOS SA (Media & Entertainment)†	46,821	1,987,004
Rubis SCA (Utilities)†	178,491	7,232,687
		11,889,231
Germany - 12.5%
Bechtle AG (Software & Services)†	86,878	4,513,195
Brenntag SE (Capital Goods)†	30,336	1,847,841
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	405,986	2,992,380
FUCHS SE (Materials)†	116,096	4,100,790
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	61,147	5,428,613
Nemetschek SE (Software & Services)†	11,786	1,033,080
Pfeiffer Vacuum Technology AG (Capital Goods)†	18,854	3,665,110
	Shares	Value
COMMON STOCKS - 105.0% (continued)
Germany - 12.5% (continued)
Scout24 SE (Media & Entertainment)^†	36,401	$3,626,518
TeamViewer SE (Software & Services)*^†	207,332	1,390,913
		28,598,440
Hong Kong - 0.7%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	111,000	1,487,061
India - 2.5%
Max Financial Services Ltd. (Insurance)*†	255,830	4,489,669
SH Kelkar & Co., Ltd. (Materials)^†	815,106	1,285,327
		5,774,996
Italy - 3.5%
Carel Industries SpA (Capital Goods)^†	85,150	2,119,480
DiaSorin SpA (Health Care Equipment & Services)†	22,389	1,915,630
Reply SpA (Software & Services)†	30,736	4,022,319
		8,057,429
Japan - 14.5%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	95,800	3,467,759
Asahi Intecc Co., Ltd. (Health Care Equipment & Services)†	165,400	2,745,777
GMO Payment Gateway Inc. (Financial Services)†	64,200	3,704,449
JCU Corp. (Materials)†	68,100	2,490,334
MISUMI Group Inc. (Capital Goods)†	128,300	2,119,934
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	307,000	5,076,174
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	398,600	4,482,308
SHIFT Inc. (Software & Services)*†	860,400	4,073,299
Sony Financial Group Inc. (Financial Services)*†	3,764,800	3,785,813
Sysmex Corp. (Health Care Equipment & Services)†	115,100	1,091,109
		33,036,956
Lithuania - 2.2%
Artea Bankas AB (Banks)†	4,379,314	4,982,268
Malaysia - 1.5%
Dialog Group Bhd. (Energy)†	2,601,140	1,082,903

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 105.0% (continued)
Malaysia - 1.5% (continued)
TIME dotCom Bhd. (Telecommunication Services)†	1,478,300	$2,239,090
		3,321,993
Mexico - 2.9%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	807,447	3,413,492
Megacable Holdings SAB de CV (Media & Entertainment)	878,100	3,073,048
		6,486,540
Netherlands - 1.1%
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)†	12,864	2,516,374
Norway - 2.0%
Medistim ASA (Health Care Equipment & Services)†	103,566	2,409,838
TOMRA Systems ASA (Capital Goods)†	159,513	2,122,037
		4,531,875
Panama - 1.7%
Copa Holdings SA, Class A (Transportation)	27,973	3,815,517
Philippines - 0.9%
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	18,977,700	2,152,667
Poland - 0.7%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	202,864	1,665,955
Romania - 1.2%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,064,494	2,802,916
South Korea - 0.8%
Cheil Worldwide Inc. (Media & Entertainment)†	119,275	1,821,824
Spain - 2.0%
Bankinter SA (Banks)†	101,188	1,732,167
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	1,943,864	2,712,696
		4,444,863
Sweden - 2.4%
Cellavision AB (Health Care Equipment & Services)†	144,842	2,401,007
Hexpol AB (Materials)†	208,453	1,701,683
Paradox Interactive AB (Media & Entertainment)†	94,252	1,369,635
		5,472,325
	Shares	Value
COMMON STOCKS - 105.0% (continued)
Switzerland - 5.4%
Belimo Holding AG, Reg S (Capital Goods)†	3,351	$3,675,879
Bossard Holding AG, Class A, Reg S (Capital Goods)†	13,248	2,603,275
Burckhardt Compression Holding AG (Capital Goods)†	4,948	3,424,802
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	8,220	1,447,491
Temenos AG, Reg S (Software & Services)†	11,963	1,058,691
		12,210,138
Taiwan - 1.7%
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	14,000	3,956,090
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	339,500	1,807,286
United Kingdom - 22.6%
Airtel Africa plc (Telecommunication Services)^†	772,998	3,385,163
Baltic Classifieds Group plc (Media & Entertainment)†	1,755,698	4,889,021
Clarkson plc (Transportation)†	119,785	6,867,429
Cranswick plc (Food, Beverage & Tobacco)†	78,110	5,622,248
Croda International plc (Materials)†	75,444	2,819,051
Diploma plc (Capital Goods)†	56,871	4,140,135
Games Workshop Group plc (Consumer Durables & Apparel)†	5,664	1,323,068
Grafton Group plc (Capital Goods)†	247,278	3,167,303
Rathbones Group plc (Financial Services)†	72,536	2,193,231
Senior plc (Capital Goods)†	2,975,427	9,985,388
Spirax Group plc (Capital Goods)†	50,613	5,040,301
YouGov plc (Media & Entertainment)†	639,503	2,095,674
		51,528,012
United States - 1.2%
Globant SA (Software & Services)*	40,383	2,700,815
Vietnam - 2.9%
FPT Corp. (Software & Services)†	221,315	891,271

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 105.0% (continued)
Vietnam - 2.9% (continued)
Hoa Phat Group JSC (Materials)*†	5,429,102	$5,597,762
		6,489,033
Total Common Stocks (Cost $164,733,805)		$239,249,875

SHORT TERM INVESTMENTS - 2.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.54% (Money Market Funds)	6,444,950	6,444,950

Total Short Term Investments (Cost $6,444,950)		$6,444,950

Total Investments — 107.8%
(Cost $171,178,755)		$245,694,825
Liabilities Less Other Assets - (7.8)%		(17,685,002)
Net Assets — 100.0%		$228,009,823

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.9%
of net assets as of January 31, 2026, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	3.0%
Capital Goods	21.2
Consumer Discretionary Distribution & Retail	1.6
Consumer Durables & Apparel	0.6
Consumer Services	1.6
Energy	1.7
Financial Services	4.3
Food, Beverage & Tobacco	10.8
Health Care Equipment & Services	7.2
Household & Personal Products	2.2
Insurance	3.2
Materials	7.8
Media & Entertainment	8.3
Pharmaceuticals, Biotechnology & Life Sciences	4.7
Semiconductors & Semiconductor Equipment	3.5
Software & Services	10.6
Technology Hardware & Equipment	2.3
Telecommunication Services	2.5
Transportation	4.7
Utilities	3.2
Money Market Fund	2.8
Total Investments	107.8
Liabilities Less Other Assets	(7.8)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Brazil - 3.7%
B3 SA - Brasil Bolsa Balcao (Financial Services)*	1,581,700	$4,853,823
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	762,730	2,163,804
Raia Drogasil SA (Consumer Staples Distribution & Retail)	838,543	3,903,723
WEG SA (Capital Goods)	999,552	9,823,159
		20,744,509
China - 23.4%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	928,398	19,743,788
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	288,579	14,565,042
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,199,936	3,530,740
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,074,500	2,801,917
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	525,002	5,850,908
NetEase Inc. (Media & Entertainment)†	334,100	8,675,212
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,682,000	15,633,348
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,510,500	4,731,344
SF Holding Co., Ltd., Class A (Transportation)†	999,018	5,364,028
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	426,593	9,217,286
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	501,400	5,388,141
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	152,200	4,142,858
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	570,410	4,524,405
Tencent Holdings Ltd. (Media & Entertainment)†	345,555	26,489,320
		130,658,337
Egypt - 1.7%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,497,673	9,268,639
Hong Kong - 3.6%
AIA Group Ltd. (Insurance)†	916,156	10,580,266
	Shares	Value
COMMON STOCKS - 94.1% (continued)
Hong Kong - 3.6% (continued)
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	279,824	$3,748,786
Techtronic Industries Co., Ltd. (Capital Goods)†	421,261	5,774,579
		20,103,631
India - 11.9%
Asian Paints Ltd. (Materials)†	47,258	1,247,307
Bajaj Auto Ltd. (Automobiles & Components)†	32,322	3,373,207
HDFC Bank Ltd. (Banks)†	1,794,643	18,135,225
HDFC Life Insurance Co., Ltd. (Insurance)^†	756,286	6,011,937
ICICI Bank Ltd. (Banks)†	698,542	10,291,837
MakeMyTrip Ltd. (Consumer Services)*	59,736	3,726,332
Maruti Suzuki India Ltd. (Automobiles & Components)†	68,924	10,940,361
Supreme Industries Ltd. (Materials)†	70,088	2,678,006
Tata Consultancy Services Ltd. (Software & Services)†	295,113	10,025,760
		66,429,972
Indonesia - 2.4%
Astra International Tbk PT (Capital Goods)†	12,648,500	4,793,215
Bank Central Asia Tbk PT (Banks)†	6,105,029	2,691,978
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	17,052,786	3,871,946
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	10,367,800	2,207,375
		13,564,514
Italy - 1.8%
Tenaris SA - ADR (Energy)	232,741	10,310,426
Kazakhstan - 1.9%
Kaspi.KZ JSC - ADR (Financial Services)*	56,373	4,293,931
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	74,789	6,160,640
		10,454,571
Kenya - 1.2%
Safaricom plc (Telecommunication Services)†	29,243,282	6,707,543
Mexico - 2.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	63,754	6,653,368
Grupo Financiero Banorte SAB de CV, Series O (Banks)	569,029	6,432,997

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 94.1% (continued)
Mexico - 2.8% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	863,225	$2,739,440
		15,825,805
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	29,341	4,002,112
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)*‡#	36,588,248	—
Saudi Arabia - 1.9%
Al Rajhi Bank (Banks)†	194,699	5,564,979
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	115,264	5,071,298
		10,636,277
Singapore - 1.0%
Sea Ltd. - ADR (Consumer Discretionary Distribution & Retail)*	45,544	5,305,421
South Africa - 2.8%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	292,267	5,889,854
Discovery Ltd. (Insurance)†	310,340	4,518,413
Standard Bank Group Ltd. (Banks)†	277,550	5,148,657
		15,556,924
South Korea - 10.5%
Coway Co., Ltd. (Consumer Durables & Apparel)†	92,422	5,354,122
NAVER Corp. (Media & Entertainment)†	28,623	5,407,793
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	10,563	29,175,999
SK hynix Inc. (Semiconductors & Semiconductor Equipment)†	29,202	18,492,437
		58,430,351
Taiwan - 16.9%
Airtac International Group (Capital Goods)†	221,783	8,032,493
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	64,668	18,273,744
Delta Electronics Inc. (Technology Hardware & Equipment)†	521,950	20,260,742
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	238,181	3,005,555
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,836,545	12,883,885
	Shares	Value
COMMON STOCKS - 94.1% (continued)
Taiwan - 16.9% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	571,527	$32,121,099
		94,577,518
Thailand - 0.4%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	454,955	2,421,896
United Arab Emirates - 1.4%
Emaar Properties PJSC (Real Estate Management & Development)†	1,920,023	7,844,618
United Kingdom - 0.9%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	96,205	5,199,900
United States - 1.6%
EPAM Systems Inc. (Software & Services)*	29,955	6,248,613
Globant SA (Software & Services)*	39,081	2,613,737
		8,862,350
Vietnam - 1.6%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,450,900	8,788,779

Total Common Stocks (Cost $441,469,384)		$525,694,093

PREFERRED STOCKS - 2.5%
Brazil - 1.3%
Itau Unibanco Holding SA - Sponsored ADR, 3.80% (Banks)+	864,298	7,424,319
Colombia - 0.7%
Grupo Cibest SA - ADR, 1.72% (Banks)+	50,137	4,093,686
South Korea - 0.5%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.25% (Technology Hardware & Equipment)†+	1,220	2,439,792

Total Preferred Stocks (Cost $3,791,195)		$13,957,797

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.54% (Money Market Funds)	16,276,612	$16,276,612

Total Short Term Investments (Cost $16,276,612)		$16,276,612

Total Investments — 99.5%
(Cost $461,537,191)		$555,928,502
Other Assets Less Liabilities - 0.5%		2,708,122
Net Assets — 100.0%		$558,636,624

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.1%
of net assets as of January 31, 2026, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
#
Following the December 19, 2025 reorganization of the
Emerging Markets Portfolio into the Portfolio
(“Reorganization”), 20,812,636 additional shares of Sberbank were not transferred to the Portfolio due to applicable U.S.
sanctions. Pursuant to the Plan of Reorganization approved by the Board of Directors, as soon as legally permissible and
reasonably practicable to do so, these shares, or the net
proceeds from their sale or disposition, will be transferred to the Portfolio for no additional consideration. Please see the
October 8, 2025 Prospectus Supplement for further details
regarding the Reorganization.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	12.9
Capital Goods	9.9
Consumer Discretionary Distribution & Retail	6.5
Consumer Durables & Apparel	3.9
Consumer Services	0.7
Consumer Staples Distribution & Retail	2.3
Energy	2.9
Financial Services	1.7
Food, Beverage & Tobacco	2.1
Health Care Equipment & Services	1.1
Insurance	7.5
Materials	0.7
Media & Entertainment	7.3
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	13.1
Software & Services	3.4
Technology Hardware & Equipment	13.3
Telecommunication Services	1.6
Transportation	1.7
Money Market Fund	2.9
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Bangladesh - 1.8%
BRAC Bank plc (Banks)†	1,724,234	$1,043,848
GrameenPhone Ltd. (Telecommunication Services)†	160,761	351,933
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	499,292	894,354
		2,290,135
Colombia - 2.9%
Cementos Argos SA - Sponsored ADR (Materials)†	197,696	3,695,215
Egypt - 2.7%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,289,423	3,416,899
Indonesia - 4.3%
Astra International Tbk PT (Capital Goods)†	1,415,700	536,487
Bank Central Asia Tbk PT (Banks)†	3,321,600	1,464,641
Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)†	37,840,200	1,581,703
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	6,562,300	682,752
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	5,371,900	1,143,714
		5,409,297
Kazakhstan - 8.8%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	101,886	3,275,589
Kaspi.KZ JSC - ADR (Financial Services)*	48,287	3,678,021
NAC Kazatomprom JSC - GDR, Reg S (Energy)†	50,827	4,186,803
		11,140,413
Kenya - 3.2%
Equity Group Holdings plc (Banks)†	1,813,400	941,642
KCB Group plc (Banks)†	1,836,400	946,642
Safaricom plc (Telecommunication Services)†	9,589,350	2,199,513
		4,087,797
Morocco - 7.9%
Akdital Holding (Health Care Equipment & Services)†	6,581	831,338
Attijariwafa Bank (Banks)†	42,070	3,388,783
Itissalat Al-Maghrib (Telecommunication Services)†	158,535	1,859,493
	Shares	Value
COMMON STOCKS - 92.7% (continued)
Morocco - 7.9% (continued)
Societe d'Exploitation des Ports (Transportation)†	38,581	$3,944,817
		10,024,431
Peru - 6.3%
Alicorp SAA (Food, Beverage & Tobacco)	310,289	1,058,055
Credicorp Ltd. (Banks)	16,252	5,799,201
Ferreycorp SAA (Capital Goods)	892,404	1,080,546
		7,937,802
Philippines - 15.1%
Bank of the Philippine Islands (Banks)†	1,171,020	2,465,508
BDO Unibank Inc. (Banks)†	996,111	2,286,857
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	1,806,700	1,168,825
International Container Terminal Services Inc. (Transportation)†	518,120	5,659,866
Jollibee Foods Corp. (Consumer Services)†	904,940	3,150,686
SM Prime Holdings Inc. (Real Estate Management & Development)†	7,494,500	2,751,817
Universal Robina Corp. (Food, Beverage & Tobacco)†	798,550	963,916
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	5,018,300	569,233
		19,016,708
Poland - 0.5%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	72,445	594,931
Romania - 5.9%
Banca Transilvania SA (Banks)†	774,281	5,842,978
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	627,522	1,652,327
		7,495,305
Saudi Arabia - 2.4%
Al Rajhi Bank (Banks)†	32,260	922,071
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	11,542	507,816
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	85,682	1,590,018
		3,019,905
Slovenia - 1.9%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	8,687	2,368,327

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 92.7% (continued)
Thailand - 0.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	141,900	$755,387
United Arab Emirates - 1.4%
Agthia Group PJSC (Food, Beverage & Tobacco)†	444,858	448,163
Emaar Properties PJSC (Real Estate Management & Development)†	312,216	1,275,618
		1,723,781
United Kingdom - 4.9%
Airtel Africa plc (Telecommunication Services)^†	689,811	3,020,865
Baltic Classifieds Group plc (Media & Entertainment)†	641,415	1,786,122
Helios Towers plc (Telecommunication Services)*†	573,064	1,357,015
		6,164,002
United States - 4.5%
EPAM Systems Inc. (Software & Services)*	8,138	1,697,587
Fabrinet (Technology Hardware & Equipment)*	5,142	2,516,701
Globant SA (Software & Services)*	21,599	1,444,541
		5,658,829
Vietnam - 17.6%
Bank for Foreign Trade of Vietnam JSC (Banks)†	1,718,135	4,673,160
FPT Corp. (Software & Services)†	707,775	2,850,323
Hoa Phat Group JSC (Materials)*†	4,061,402	4,187,573
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,635,700	5,865,521
Sai Gon Cargo Service Corp. (Transportation)†	388,894	817,266
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	827,420	1,593,395
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	805,594	2,193,947
		22,181,185
Total Common Stocks (Cost $72,833,936)		$116,980,349

	Shares	Value
PREFERRED STOCKS - 4.1%
Colombia - 4.1%
Grupo Cibest SA - ADR, 1.72% (Banks)+	63,673	$5,198,900

Total Preferred Stocks (Cost $1,645,657)		$5,198,900

SHORT TERM INVESTMENTS - 3.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 3.54% (Money Market Funds)	4,798,804	4,798,804

Total Short Term Investments (Cost $4,798,804)		$4,798,804

Total Investments — 100.6%
(Cost $79,278,397)		$126,978,053
Liabilities Less Other Assets - (0.6)%		(812,477)
Net Assets — 100.0%		$126,165,576

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.9%
of net assets as of January 31, 2026, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2026 (unaudited)

Industry	Percentage of Net Assets
Banks	33.0%
Capital Goods	1.3
Consumer Discretionary Distribution & Retail	6.9
Consumer Services	2.5
Consumer Staples Distribution & Retail	0.5
Energy	4.6
Financial Services	2.9
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	2.5
Insurance	0.4
Materials	6.2
Media & Entertainment	1.4
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate Management & Development	3.2
Software & Services	4.8
Technology Hardware & Equipment	2.0
Telecommunication Services	7.9
Transportation	8.2
Money Market Fund	3.8
Total Investments	100.6
Liabilities Less Other Assets	(0.6)
Net Assets	100.0%